American Beacon Advisors, Inc.

4151 Amon Carter Blvd. MD 2450

Fort Worth, TX76155

January 21, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC20549

Re:  American Beacon Funds

     1933 Act File No. 33-11387

     1940 Act File No. 811-4984

Dear Sir or Madam:

Enclosed for filing, pursuant to Rule 497(c) of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for the shares of beneficial interest in theAmerican Beacon Flexible Bond Fund(the “Fund”),a series of the American Beacon Funds.  The exhibits reflect updated risk/return summary information for the Fund, as filed with the Securities and Exchange Commission pursuant to Rule 497(c) on December 30, 2014 (Accession Number: 0001133228-14-005100), which is incorporated herein by reference.

If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 391-6170.

Sincerely,

/s/Rosemary Behan
Rosemary Behan Chief Legal Officer

cc:   KathyK. Ingber, Esq.

       K&L Gates LLP